REVENUES - Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 54,808		$ 44,946	$ 36,136
Other revenues	2,577		1,641	1,499
Total revenues	57,385	[1]	46,587	37,635
Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	33,631		28,947	21,680
Other revenues	1,155		1,041	900
Total revenues	34,786		29,988	22,580
Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,118		3,878	3,805
Other revenues	1,406		579	594
Total revenues	7,524		4,457	4,399
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	15,059		12,121	10,651
Other revenues	16		21	5
Total revenues	15,075		12,142	10,656
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0		0	0
Other revenues	0		0	0
Total revenues	0		0	0
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	21,760		18,807	13,980
United Kingdom | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	20,939		18,257	13,417
Total revenues	21,921		18,827	13,996
United Kingdom | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	492		344	371
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	329		206	192
United Kingdom | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0		0	0
United States
Disclosure of operating segments [line items]
Revenues from contracts with customers	10,287		6,710	5,843
United States | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,233		344	21
Total revenues	10,297		6,715	5,848
United States | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,754		1,591	1,685
United States | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,300		4,775	4,137
United States | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0		0	0
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,827		6,759	4,834
Europe | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,867		2,495	1,071
Total revenues	8,742		7,107	5,184
Europe | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,770		1,257	1,139
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,190		3,007	2,624
Europe | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0		0	0
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,686		4,499	4,228
Australia | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,323		4,404	4,155
Total revenues	4,950		4,529	4,299
Australia | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	226		11	10
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	137		84	63
Australia | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0		0	0
Canada
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,080		3,075	2,416
Canada | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,185		2,436	1,841
Total revenues	4,805		3,916	3,137
Canada | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	165		85	90
Canada | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	730		554	485
Canada | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0		0	0
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,295		1,496	1,204
Brazil | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	228		259	339
Total revenues	2,558		1,711	1,403
Brazil | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	112		82	78
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,955		1,155	787
Brazil | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0		0	0
Mexico
Disclosure of operating segments [line items]
Revenues from contracts with customers	941		813	765
Mexico | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	0		0	0
Total revenues	941		813	765
Mexico | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	0		0	0
Mexico | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	941		813	765
Mexico | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0		0	0
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,932		2,787	2,866
Other | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	856		752	836
Total revenues	3,171
Other | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	599		508	432
Total revenues			2,969
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,477		1,527	1,598
Total revenues				3,003
Other | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0		$ 0	$ 0

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.